CONSOLIDATED BALANCE SHEETS (Parenthetical)		Sep. 30, 2025 $ / shares shares	Sep. 30, 2024 $ / shares shares
Common Class A [Member]
Ordinary shares, par value (in Dollars per share ) | $ / shares	[1]	$ 3.00	$ 3.00
Ordinary shares, shares authorized	[1]	24,969,944	24,969,944
Ordinary shares, shares issued	[1]	18,770	15,436
Ordinary shares, shares outstanding	[1]	18,770	15,436
Common Class B [Member]
Ordinary shares, par value (in Dollars per share ) | $ / shares	[1]	$ 3.00	$ 3.00
Ordinary shares, shares authorized	[1]	30,056	30,056
Ordinary shares, shares issued	[1]	30,056	30,056
Ordinary shares, shares outstanding	[1]	30,056	30,056

[1]	The share amounts and per share data are presented on a retroactive basis, giving effect to the completion of the share consolidation and re-designation of share capital on August 25, 2025, the share consolidation on August 6, 2026, and the share consolidation on October 7, 2026 (see Note 15). The capital reduction effected on July 2, 2026 was not retroactively applied since the capital reduction occurred after the end of the reporting period (see Note 15).